Pension and Other Employee Benefit Plans (Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Gain (loss) recognized	¥ 0	¥ 0	¥ 3,945